Inventory (Tables)	6 Months Ended	12 Months Ended
	Nov. 30, 2025	May 31, 2025
Inventory
Schedule of inventory
Description	November 30, 2025	May 31, 2025
Carbon Credit Inventory	$441,291	$99,644
Project - Work in progress	1,051,401	-
Total	$1,492,692	$99,644

Description	May 31, 2025	May 31, 2024
Carbon Credit Inventory	$99,644	$316,738
Total	$99,644	$316,738